Contingent Put Option	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Contingent Put Option
13.	CONTINGENT PUT OPTION

As of December 31, 2018, the Company determined that the fair value of the contingent put option related to the Redeemable Series A-1 Preferred Stock (Note 17) was immaterial as the probability of the feature being exercised was considered remote. As of December 31, 2019, the contingent put option had a fair value of $7.1 million and the change in value of $7.1 million was recorded to other income (expense).